Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended
	December 31,	December 31,
	2024	2023
V2O5 revenues
Produced products	$57,446	$115,534
Purchased products	988	9,028
	58,434	124,562
V2O3 revenues
Produced products	$8,353	$13,788
Purchased products	-	1,155
	8,353	14,943
FeV revenues
Produced products	$46,890	$57,686
Purchased products	4,872	1,386
	51,762	59,072
Vanadium sales from contracts with customers
	$118,549	$198,577
Ilmenite sales from contracts with customers	6,371	-
Iron ore sales from contracts with customers	-	107
	$124,920	$198,684

Disclosure of detailed information about number of customers who represented more than 10 percentage of revenues [Table Text Block]
	Year ended
	December 31,	December 31,
	2024	2023
V2O5 revenues	4	4
V2O3 revenues	3	1
FeV revenues	1	2
Vanadium sales from contracts with customers	1	2
Ilmenite sales from contracts with customers	1	-